Leases (Details) € in Thousands		1 Months Ended				12 Months Ended
	Jul. 01, 2020 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2023 EUR (€) m²	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right-of-use assets						€ 1,833	€ 1,737	€ 1,672
Interest expense on lease liabilities						774	793	835
Expense relating to short-term leases						28	94	70
Total cash outflow for leases						2,423	2,701	1,657
Additions to right-of-use assets during the period						1,863	592	€ 536
Total undiscounted commitment for lease agreements						€ 18,511	€ 18,646
Office and Laboratory Facility [Member] | Leiden Netherlands
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²						4,818
Renewal term						5 years
Lease liability	€ 16,203
Right-of-use asset	€ 16,332
Leases term	10 years				11 years
Lease extension term					1 year
Increase in lease liability through extension of lease terms					€ 1,260
Increase in right-of-use asset through modification of lease terms					€ 1,260
Increase in lease liabilities through remeasurement		€ 1,863	€ 592	€ 415
Increase in right-of-use asset through remeasurement of lease liability		€ 1,863	€ 592	€ 415